American Electric Power
1 Riverside Plaza
Columbus, OH  43215

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Re:	File No. 1-3457
Appalachian Power Company
Annual Report on Form 10-K

Dear Sirs:

On behalf of Appalachian Power Company (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2011.

The financial statements in the 2011 Annual Report, incorporated herein by reference, do not reflect any significant change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2010 Annual Report, except as indicated below:

A.	ASU 2011-05 “Presentation of Comprehensive Income”

This standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

For more detailed information regarding the above-mentioned accounting change, please refer to Note 2 in the “Notes to Consolidated Financial Statements” within the 2011 Annual Report included in Item 8, “Financial Statements and Supplementary Data,” of the Form 10-K.

Very truly yours,

/s/ Thomas G. Berkemeyer
Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648